Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$240	$220,462
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/23)(a)(b)	134	123,372
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	195	152,219
		496,053
Aerospace & Defense — 3.9%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/24)(a)	359	358,174
Howmet Aerospace Inc., 5.90%, 02/01/27	126	127,050
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)	105	97,286
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	193	190,020
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)	512	484,833
7.50%, 03/15/27 (Call 03/15/24)	115	114,865
		1,372,228
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/24)(a)	89	86,453

Airlines — 0.9%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	115	113,778
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	109	98,258
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27 (Call 04/26/24)(a)(b)	96	89,052
		301,088
Apparel — 0.2%
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/24)(a)	91	88,986

Auto Manufacturers — 3.4%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(a)	85	80,552
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	139	124,811
4.13%, 08/17/27 (Call 06/17/27)	229	209,572
4.27%, 01/09/27 (Call 11/09/26)	156	145,596
4.95%, 05/28/27 (Call 04/28/27)	272	258,226
7.35%, 11/04/27 (Call 10/04/27)	272	279,499
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27
(Call 07/01/27)(a)	91	81,444
		1,179,700
Auto Parts & Equipment — 2.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/24)(b)	91	88,699
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/15/24)(a)(b)	373	377,663
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)(b)	86	82,428
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)(b)	142	136,277
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/24), (6.75% PIK)(a)(c)	94	90,136
		775,203
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	114	99,889

Building Materials — 1.1%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	105	101,038
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/23)(a)(b)	81	72,888
Security	Par (000)	Value

Building Materials (continued)
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 02/15/24)(a)	$170	$162,588
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 03/15/24)(a)(b)	50	49,868
		386,382
Chemicals — 2.4%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	115	114,558
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/24)(a)	101	96,311
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(a)	60	54,896
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	101	96,030
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	56	52,830
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	142	134,048
Olin Corp., 5.13%, 09/15/27 (Call 03/15/24)	90	86,021
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	64	57,426
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/24)(a)	149	140,795
		832,915
Commercial Services — 5.8%
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	89	82,798
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/24)(a)	206	188,999
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)	91	85,523
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(a)	121	118,466
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/24)(a)	152	145,182
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/23)(a)(b)	122	114,691
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	48	42,232
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)	108	99,746
9.50%, 11/01/27 (Call 11/01/23)(a)	122	119,390
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)	234	224,794
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)	85	80,349
Prime Security Services Borrower LLC/Prime Finance Inc.,
3.38%, 08/31/27 (Call 08/31/26)(a)	193	170,278
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(a)(b)	115	101,836
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/23)	110	104,387
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)	137	121,297
United Rentals North America Inc.
3.88%, 11/15/27 (Call 08/11/23)	150	139,306
5.50%, 05/15/27 (Call 05/15/24)	89	87,519
		2,026,793
Computers — 1.1%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(a)	91	91,642
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/24)(a)	110	103,970
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)(b)	105	101,354
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	95	77,413
		374,379
Distribution & Wholesale — 0.6%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/24)(a)(b)	130	124,038
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)	85	87,068
		211,106
Diversified Financial Services — 2.2%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(a)(b)	70	71,737

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	$96	$99,012
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)	79	72,884
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/24)(a)	122	116,653
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	142	128,514
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	150	130,024
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	81	76,091
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)	96	89,802
		784,717
Electric — 2.6%
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	284	268,789
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	114	106,660
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/24)	71	70,451
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/23)(a)	250	235,215
5.63%, 02/15/27 (Call 02/15/24)(a)	244	235,933
		917,048
Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	56	51,957

Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	187	180,489

Entertainment — 4.7%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	108	95,959
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/24)(a)(b)	310	318,293
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/24)(b)	91	85,913
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/24)(a)	122	117,968
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	148	147,837
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	180	167,177
6.50%, 05/15/27 (Call 05/15/24)(a)	229	230,278
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27 (Call 06/15/24)(a)	100	106,128
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	83	76,644
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	71	70,806
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)(b)	86	81,175
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/24)(a)	91	86,162
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/23)(a)	64	59,837
		1,644,177
Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/24)(a)	100	95,925
Enviri Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)	93	80,345
		176,270
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/24)(a)	256	242,647
Security	Par (000)	Value

Food (continued)
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/24)(b)	$109	$93,924
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/23)(a)	207	200,386
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/24)(a)	85	83,257
		620,214
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	100	91,334

Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)	105	99,135

Health Care - Services — 4.1%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/24)(a)	91	85,276
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	371	330,858
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	132	129,002
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/24)(a)	200	193,014
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 08/31/23)(a)	117	100,942
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/24)(a)	60	61,560
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/23)	284	269,715
6.25%, 02/01/27 (Call 02/01/24)	274	268,802
		1,439,169
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
5.25%, 05/15/27 (Call 11/15/26)	280	246,957

Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/23)(b)	65	62,802
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/23)(a)	112	103,379
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/24)(b)	91	91,341
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	55	56,120
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(a)	91	86,003
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)(b)	56	54,178
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	106	104,459
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	55	53,142
		611,424
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27 (Call 06/15/27)(b)	95	93,357

Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	140	127,966
6.75%, 10/15/27 (Call 10/15/23)(a)	259	246,322
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/24)(a)(b)	87	86,176
		460,464
Internet — 2.5%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	79	65,864
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	94	90,979
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/24)(a)	55	54,771

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/24)(a)	$125	$120,007
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/23)(a)	94	89,053
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	64	56,083
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	178	178,603
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	220	224,552
		879,912
Iron & Steel — 1.2%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/23)	75	73,198
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/24)	115	112,768
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	115	115,347
8.13%, 05/01/27 (Call 05/01/24)(a)	137	137,214
		438,527
Leisure Time — 4.9%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	680	628,837
9.88%, 08/01/27 (Call 02/01/24)(a)	173	180,517
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)(b)	65	62,844
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	193	187,910
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	198	188,284
7.50%, 10/15/27(b)	60	61,104
11.63%, 08/15/27 (Call 08/15/24)(a)	240	261,934
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/23)(a)	165	154,186
		1,725,616
Lodging — 3.5%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)	195	183,934
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/24)	106	102,399
Melco Resorts Finance Ltd., 5.63%, 07/17/27
(Call 07/17/24)(d)	117	106,524
MGM China Holdings Ltd., 4.75%, 02/01/27
(Call 02/01/24)(a)	135	124,342
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	138	133,025
Sands China Ltd., 2.80%, 03/08/27 (Call 02/08/27)	127	111,922
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	64	60,984
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	86	84,209
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%,
05/15/27 (Call 02/15/27)(a)	183	173,661
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/23)(a)	145	131,608
		1,212,608
Machinery — 0.8%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/24)(a)	294	274,987

Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/24)(a)	86	83,615

Media — 11.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 05/01/24)(a)	627	588,220
CSC Holdings LLC, 5.50%, 04/15/27 (Call 04/15/24)(a)	250	214,247
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	715	645,409
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	680	684,481
Security	Par (000)	Value

Media (continued)
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/24)(a)(b)	$145	$125,464
iHeartCommunications Inc., 5.25%, 08/15/27 (Call 08/15/23)(a)(b)	145	114,160
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/23)(a)	208	195,339
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/23)(a)(b)	64	60,689
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)	328	308,818
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/24)(a)	85	71,006
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/23)(a)	53	44,463
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/23)(a)	289	268,510
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/24)(a)	289	281,142
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/24)(a)	122	118,068
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(a)	126	117,193
		3,837,209
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/23)(a)	75	71,809
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/24)	66	58,228
		130,037
Mining — 0.8%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(a)	91	88,962
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	112	104,709
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(a)	81	77,392
		271,063
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	76	57,813

Oil & Gas — 4.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	60	75,026
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(a)	87	89,276
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	60	57,664
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 04/01/24)(a)(b)	65	64,560
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/24)(a)	63	62,935
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	105	104,394
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	52	49,129
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/24)(a)	91	92,258
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/24)(a)	89	86,724
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)(b)	110	108,711
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)(b)	142	138,792
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/24)(a)	91	88,445
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/24)(b)	89	88,025
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/24)	111	109,964
Transocean Inc.
8.00%, 02/01/27 (Call 02/01/24)(a)	119	114,773
11.50%, 01/30/27 (Call 07/30/24)(a)	135	141,646
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)	83	82,704

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)	$91	$87,850
		1,642,876
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	106	103,649
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	91	76,700
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	125	125,653
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/23)	150	144,768
		450,770
Packaging & Containers — 4.5%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23), (7.25% PIK)(a)(c)	172	139,860
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	122	120,274
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/23)(a)	335	288,229
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)(b)	91	89,256
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	56	53,880
LABL Inc., 10.50%, 07/15/27 (Call 07/15/24)(a)	136	129,559
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (Call 10/15/24)(a)	260	241,657
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/24)(a)	127	126,525
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	193	173,943
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)(b)	90	82,905
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/23)(a)(b)	142	136,865
		1,582,953
Pharmaceuticals — 0.8%
Bausch Health Companies Inc.
5.75%, 08/15/27 (Call 08/15/23)(a)	97	62,060
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	193	127,278
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)	85	85,877
		275,215
Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/24)(a)	129	124,833
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	76	68,926
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 05/01/24)(a)	122	116,256
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	178	177,119
7.50%, 06/01/27 (Call 06/01/24)(a)	100	101,552
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	122	122,703
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	190	186,878
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/23)	76	74,392
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)	71	70,642
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(a)	76	73,565
Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	$115	$111,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/24)(a)	81	77,021
		1,305,579
Real Estate Investment Trusts — 4.2%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	76	65,416
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)	150	129,657
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	96	76,645
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/23)(a)	193	180,874
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	125	112,520
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 09/07/23)(b)	271	237,659
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	67	45,351
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/23)	142	133,512
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/24)(b)	284	261,595
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	80	68,577
5.50%, 12/15/27 (Call 09/15/27)	89	78,119
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	96	85,200
		1,475,125
Retail — 2.1%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	86	83,473
Bath & Body Works Inc., 6.69%, 01/15/27	55	55,194
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/24), (8.50% PIK)(a)(c)	81	73,297
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)	137	132,354
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(a)	86	80,023
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/24)	66	64,398
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	64	57,900
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/23)(a)	55	54,092
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	100	64,662
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/24)	63	61,946
		727,339
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/24)(a)	110	110,082

Software — 1.3%
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	381	368,126
West Technology Group LLC, 8.50%, 04/10/27(a)	85	71,760
		439,886
Telecommunications — 4.2%
Altice France SA, 8.13%, 02/01/27 (Call 08/01/23)(a)	338	276,437
CommScope Inc., 8.25%, 03/01/27 (Call 03/01/24)(a)	187	141,769
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/24)(a)	145	96,790
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)	225	205,677

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	$150	$132,354
4.63%, 09/15/27 (Call 09/15/23)(a)	200	151,928
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/24)(a)	245	160,950
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/24)(a)	112	100,869
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 08/31/23)(a)(b)	290	207,379
		1,474,153
Transportation — 0.5%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/24)(a)	122	116,869
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)	65	67,226
		184,095
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	86	89,437

Total Long-Term Investments — 98.0%
(Cost: $35,037,321)		34,316,784

Short-Term Securities

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	4,669	4,670,151
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	300	$300,000

Total Short-Term Securities — 14.2%
(Cost: $4,968,728)		4,970,151

Total Investments — 112.2%
(Cost: $40,006,049)		39,286,935

Liabilities in Excess of Other Assets — (12.2)%		(4,286,112)

Net Assets — 100.0%		$35,000,823

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,835,467	$1,833,541	(a)	$—	$(385)	$1,528	$4,670,151	4,669	$17,360	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	280,000	(a)	—	—	—	300,000	300	5,771		—
					$(385)	$1,528	$4,970,151		$23,131		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$34,316,784	$—	$34,316,784
Short-Term Securities
Money Market Funds	4,970,151	—	—	4,970,151
	$4,970,151	$34,316,784	$—	$39,286,935

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust